Annual Fund Operating Expenses - Nationwide SP 500 Index Fund	Mar. 01, 2021
Class A Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fee	0.25%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.64%
Class C Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fee	1.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.27%
Class R Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fee	0.50%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.95%
Class R6 Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.20%
Service Class Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fee	0.15%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.60%
Institutional Service Class Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fee	none
Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.45%